Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 176,584	$ 237,605
Accounts receivable, net	426,688	146,174
Inventories	116,845	128,977
Prepaid expenses and other current assets	514,780	226,027
Total Current Assets	1,306,436	762,876
PROPERTY AND EQUIPMENT, NET	106,587	87,712
PROPERTY AND EQUIPMENT, NET OF DISCONTINUED OPERATIONS
OTHER ASSETS
Prepaid expenses - non-current	232,825	281,375
Intangible assets, net	260,370	337,295
Operating lease right-of-use assets	194,315	202,980
Finance lease right-of-use assets	21,918	25,572
Total Other Assets	709,428	847,222
Total Assets	2,122,451	1,697,810
CURRENT LIABILITIES
Accounts payable	316,511	25,886
Other payables and accrued liabilities	1,839,741	1,598,129
Customer deposits	575,297	477,916
Operating lease liabilities	132,368	174,757
Finance lease liabilities	6,037	4,615
Taxes payable	159,073	263,044
Total Current Liabilities	5,707,291	4,141,374
OTHER LIABILITIES
Deferred tax liabilities	58,699	76,700
Operating lease liabilities - non-current	61,947	28,222
Finance lease liabilities - non-current	20,834	23,582
Total Other Liabilities	141,480	128,504
Total Liabilities	5,848,771	4,269,878
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, no par value, unlimited shares authorized, 37,156,382 shares and 37,153,049 shares outstanding as of June 30, 2025 and December 31, 2024, respectively	47,829,228	47,806,899
Accumulated deficit	(51,304,427)	(50,100,426)
Accumulated other comprehensive loss	(234,366)	(259,532)
Total Euda Health Holdings Limited Shareholders’ Deficit	(3,709,565)	(2,553,059)
Noncontrolling interests	(16,755)	(19,009)
Total Shareholders’ Deficit	(3,726,320)	(2,572,068)
Total Liabilities and Shareholders’ Deficit	2,122,451	1,697,810
Nonrelated Party [Member]
CURRENT ASSETS
Other receivable	50,841	4,596
CURRENT LIABILITIES
Convertible notes	7,123	29,073
Related Party [Member]
CURRENT ASSETS
Other receivable	20,698	19,497
CURRENT LIABILITIES
Short term loans	1,632,983	438,097
Convertible notes	46,377	46,377
Other payables - related parties	614,982	555,406
Private Lenders [Member]
CURRENT LIABILITIES
Short term loans	$ 376,799	$ 528,074